CERTIFICATE

DAVLIN PHILANTHROPIC FUNDS

The undersigned, President of Davlin Philanthropic Funds (the “Trust”), in lieu of filing under Section 497(c) under the Securities Act of 1933, as amended (the “Act”), hereby certifies that:

1.

The form of the Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 1, the most recent amendment; and

2.

The text of Post-Amendment No. 1 has been filed electronically.

Date:   August 4, 2009

Davlin Philanthropic Funds

By: /s/ William E.B. Davlin

Its: /s/ President